Pledged Assets and Collateral - Additional Information (Detail) - JPY (¥) ¥ in Billions	Mar. 31, 2020	Mar. 31, 2019
Assets that Continue to be Recognized, Securitized or Asset-backed Financing Arrangement Assets and any Other Financial Assets Managed Together [Line Items]
Reserve funds maintained with the BOJ	¥ 38,808	¥ 43,552
Reserve funds requires to be maintained by MHFG Group	1,507	1,583
Fair value collateral received that can be sold or repledged	20,663	16,114
Fair value collateral received that can be sold or repledged, value of collateral sold or repledged	¥ 18,824	¥ 12,264